CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total
Balance at Dec. 31, 2021	$ 207	$ 770,676	$ (71,455)	$ 1,388,595	$ 2,088,023
Balance (in shares) at Dec. 31, 2021	20,717,000
Increase (Decrease) in Stockholders' Equity
Net income				559,210	559,210
Dividends				(61,494)	(61,494)
Repurchase of common stock	$ (5)	(28,548)			$ (28,553)
Repurchase of common stock (in shares)	(467,000)				(466,955)
Stock compensation	$ 1	5,971			$ 5,972
Stock compensation (in shares)	100,000
Issuance of common stock		10			10
Net movement in other comprehensive income (loss)			(2,754)		(2,754)
Balance at Dec. 31, 2022	$ 203	748,109	(74,209)	1,886,311	2,560,414
Balance (in shares) at Dec. 31, 2022	20,350,000
Increase (Decrease) in Stockholders' Equity
Net income				576,299	576,299
Dividends				(60,698)	(60,698)
Repurchase of common stock	$ (11)	(70,599)			$ (70,610)
Repurchase of common stock (in shares)	(1,131,000)				(1,131,040)
Stock compensation	$ 2	12,678			$ 12,680
Stock compensation (in shares)	200,000
Issuance of common stock		2			2
Net movement in other comprehensive income (loss)			(1,770)		(1,770)
Balance at Dec. 31, 2023	$ 194	690,190	(75,979)	2,401,912	3,016,317
Balance (in shares) at Dec. 31, 2023	19,419,000
Increase (Decrease) in Stockholders' Equity
Net income				505,073	505,073
Dividends				(62,809)	(62,809)
Repurchase of common stock	$ (6)	(53,884)			$ (53,890)
Repurchase of common stock (in shares)	(661,000)				(661,103)
Stock compensation	$ 2	14,556			$ 14,558
Stock compensation (in shares)	230,000
Issuance of common stock		2			2
Net movement in other comprehensive income (loss)			5,549		5,549
Balance at Dec. 31, 2024	$ 190	$ 650,864	$ (70,430)	$ 2,844,176	$ 3,424,800
Balance (in shares) at Dec. 31, 2024	18,988,000